SUMMARY PROSPECTUS

FRANKLIN SMALL CAP VALUE VIP FUND

Franklin Templeton Variable Insurance Products Trust Class 1
May 1, 2022

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at franklintempleton.com/ftvipfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2022, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

FRANKLIN SMALL CAP VALUE VIP FUND

Effective June 20, 2021, the Fund was closed to new insurance company subaccounts. Existing insurance company subaccounts that had open accounts on June 20, 2021 may continue to make additional purchases. The Fund may restrict, reject or cancel any purchase order and reserves the right to modify this policy at any time.

Investment Goal

Long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees	0.63%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total annual Fund operating expenses	0.66%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$67	$210	$367	$822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60.41% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell 2000 Index; or 2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. As of the most recent reconstitution, the highest market capitalization in the Russell 2000 Index was $7.3 billion.

The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation. The Fund invests predominantly in common stocks. A stock price is undervalued when it trades at less than the price at which the investment manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price. The Fund also may invest in real estate investment trusts (REITs).

The types of companies the Fund may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies are also considered.

The Fund, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials, consumer discretionary and technology.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Small Capitalization Companies   Securities issued by small capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Real Estate Investment Trusts (REITs) A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Industrials. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increased competition, depletion of resources, technological developments and labor relations.

Consumer discretionary companies. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Technology companies. Companies in the technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	2020, Q4	27.52%
Worst Quarter:	2020, Q1	-33.57%

As of March 31, 2022, the Fund’s year-to-date return was -2.88%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	5 Years	10 Years
Franklin Small Cap Value VIP Fund - Class 1	25.67%	10.21%	12.41%
Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

Steven Raineri

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2012.

Christopher Meeker, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2015.

Nicholas Karzon, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

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Investment Company Act file #811-05583 © 2022 Franklin Templeton. All rights reserved.	775 PSUM 05/22

SUMMARY PROSPECTUS

FRANKLIN SMALL CAP VALUE VIP FUND

Franklin Templeton Variable Insurance Products Trust Class 2
May 1, 2022

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at franklintempleton.com/ftvipfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2022, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

FRANKLIN SMALL CAP VALUE VIP FUND

Effective June 20, 2021, the Fund was closed to new insurance company subaccounts. Existing insurance company subaccounts that had open accounts on June 20, 2021 may continue to make additional purchases. The Fund may restrict, reject or cancel any purchase order and reserves the right to modify this policy at any time.

Investment Goal

Long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual Fund operating expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2	$93	$291	$505	$1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60.41% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell 2000 Index; or 2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. As of the most recent reconstitution, the highest market capitalization in the Russell 2000 Index was $7.3 billion.

The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation. The Fund invests predominantly in common stocks. A stock price is undervalued when it trades at less than the price at which the investment manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price. The Fund also may invest in real estate investment trusts (REITs).

The types of companies the Fund may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies are also considered.

The Fund, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials, consumer discretionary and technology.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Small Capitalization Companies   Securities issued by small capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Real Estate Investment Trusts (REITs) A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Industrials. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increased competition, depletion of resources, technological developments and labor relations.

Consumer discretionary companies. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Technology companies. Companies in the technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	2020, Q4	27.53%
Worst Quarter:	2020, Q1	-33.62%

As of March 31, 2022, the Fund’s year-to-date return was -2.96%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	5 Years	10 Years
Franklin Small Cap Value VIP Fund - Class 2	25.37%	9.94%	12.13%
Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

Steven Raineri

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2012.

Christopher Meeker, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2015.

Nicholas Karzon, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

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Investment Company Act file #811-05583 © 2022 Franklin Templeton. All rights reserved.	776 PSUM 05/22

SUMMARY PROSPECTUS

FRANKLIN SMALL CAP VALUE VIP FUND

Franklin Templeton Variable Insurance Products Trust Class 4
May 1, 2022

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at franklintempleton.com/ftvipfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2022, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

FRANKLIN SMALL CAP VALUE VIP FUND

Effective June 20, 2021, the Fund was closed to new insurance company subaccounts. Existing insurance company subaccounts that had open accounts on June 20, 2021 may continue to make additional purchases. The Fund may restrict, reject or cancel any purchase order and reserves the right to modify this policy at any time.

Investment Goal

Long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees	0.63%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.03%
Total annual Fund operating expenses	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$103	$321	$557	$1,234

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60.41% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell 2000 Index; or 2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. As of the most recent reconstitution, the highest market capitalization in the Russell 2000 Index was $7.3 billion.

The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation. The Fund invests predominantly in common stocks. A stock price is undervalued when it trades at less than the price at which the investment manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price. The Fund also may invest in real estate investment trusts (REITs).

The types of companies the Fund may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies are also considered.

The Fund, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials, consumer discretionary and technology.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Small Capitalization Companies   Securities issued by small capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Real Estate Investment Trusts (REITs) A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Industrials. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increased competition, depletion of resources, technological developments and labor relations.

Consumer discretionary companies. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Technology companies. Companies in the technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	2020, Q4	27.47%
Worst Quarter:	2020, Q1	-33.59%

As of March 31, 2022, the Fund’s year-to-date return was -2.98%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	5 Years	10 Years
Franklin Small Cap Value VIP Fund - Class 4	25.17%	9.82%	12.01%
Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

Steven Raineri

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2012.

Christopher Meeker, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2015.

Nicholas Karzon, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

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Investment Company Act file #811-05583 © 2022 Franklin Templeton. All rights reserved.	732 PSUM 05/22